Leases	12 Months Ended
Sep. 30, 2016
Leases [Abstract]
Leases
Leases
We have entered into operating leases for office and warehouse space, vehicles and heavy equipment used in our operations. The remaining lease terms range from one to 18 years and generally provide for the payment of taxes, insurance and maintenance by the lessee. Renewal options exist for certain of these leases.
The related future minimum lease payments at September 30, 2016 were as follows:

Operating Leases
(In thousands)
2017	$17,073
2018	16,824
2019	15,450
2020	14,479
2021	14,335
Thereafter	47,714
Total minimum lease payments	$125,875

Consolidated lease and rental expense amounted to $32.6 million, $32.5 million and $31.7 million for fiscal 2016, 2015 and 2014.